Offerings - Offering: 1	Oct. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0005 per share
Amount Registered | shares	4,306,664
Proposed Maximum Offering Price per Unit	1.0350
Maximum Aggregate Offering Price	$ 4,457,397.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 615.57
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, as amended, based on the average of the high and low prices of the Company’s Common Stock reported on the Nasdaq Capital Market on October 20, 2025, a date within five business days prior to the initial filing of the registration statement to which this exhibit is attached.